Stock-based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	28,650,000		28,650,000		77,391,000
Number of shares [Abstract]
Outstanding (in shares)			174,874,000
Granted (in shares)			87,184,000
Exercised (in shares)			2,432,000			3,000
Forfeited (in shares)			8,633,000
Outstanding (in shares)	250,993,000		250,993,000		174,874,000
Vested and expected to vest at December 31, 2011 (in shares)	231,148,000		231,148,000
Exercisable at December 31, 2011 (in shares)	52,297,000		52,297,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77
Granted (in dollars per share)			$ 5.66
Exercised (in dollars per share)			$ 4.40
Forfeited (in dollars per share)			$ 22.94
Outstanding (in dollars per share)	$ 12.82		$ 12.82		$ 16.77
Vested and expected to vest at June 30, 2012 (in dollars per share)	$ 13.17		$ 13.17
Exercisable at June 30, 2012 (in dollars per share)	$ 28.29		$ 28.29
Weighted-average remaining contractual term [Abstract]
Outstanding at June 30, 2012			8 years 10 months 24 days		8 years 10 months 24 days
Vested and expected to vest at December 31, 2011			8 years 10 months 24 days
Exercisable at December 31, 2011			7 years 2 months 12 days		7 years 3 months 18 days
Aggregate intrinsic value
Outstanding at June 30, 2012	$ 0		$ 0		$ 63,000
Vested and expected to vest at December 31, 2011	0		0
Exercisable at December 31, 2011	0		0
Stock options issued for purchase of common stock (in shares)			87,184,000
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense			3 years 2 months 12 days
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)					78.79%	69.40%	66.20%
Expected term					5 years 6 months	6 years	6 years
Risk free interest rate (in hundredths)					1.37%	2.00%	2.70%
Dividend yield (in hundredths)					0.00%	0.00%	0.00%
Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)					88.47%	69.35%
Expected term					5 years	6 years
Risk free interest rate (in hundredths)					0.83%	2.00%
Dividend yield (in hundredths)					0.00%	0.00%
Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense					3 years 6 months
Maximum [Member] | Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense					1 year
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			174,874,000	137,898,000	137,898,000	71,366,000	52,040,000
Granted (in shares)					130,569,000	79,105,000	35,892,000
Exercised (in shares)					(18,735,000)	(3,242,000)	(2,008,000)
Forfeited (in shares)					(74,858,000)	(9,331,000)	(14,558,000)
Outstanding (in shares)					174,874,000	137,898,000	71,366,000
Vested and expected to vest at December 31, 2011 (in shares)					161,975,000
Exercisable at December 31, 2011 (in shares)					45,827,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77	$ 24.89	$ 24.89	$ 10.09	$ 36.30
Granted (in dollars per share)					$ 11.34	$ 36.51	$ 4.40
Exercised (in dollars per share)					$ 4.40	$ 4.40	$ 27.10
Forfeited (in dollars per share)					$ 25.36	$ 17.36	$ 135.47
Outstanding (in dollars per share)					$ 16.77	$ 24.89	$ 10.09
Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 17.06
Exercisable at June 30, 2012 (in dollars per share)					$ 27.35
Weighted-average remaining contractual term [Abstract]
Outstanding at June 30, 2012					7 years 3 months 18 days
Vested and expected to vest at December 31, 2011					8 years 10 months 24 days
Aggregate intrinsic value
Outstanding at June 30, 2012						63,000
Vested and expected to vest at December 31, 2011					57,000
Exercisable at December 31, 2011					6,000
Stock options issued for purchase of common stock (in shares)					130,569,000	79,105,000	35,892,000
Weighted-average assumptions [Abstract]
Stock-based compensation expense	100,000	200,000	200,000	500,000
Unrecognized compensation expense	1,000,000		1,000,000
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value
Fair value of options (in dollars per share)					$ 6.10	$ 36.51	$ 4.40
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					900,000
Stock Options [Member] | Non-employee consultants [Member]
Number of shares [Abstract]
Granted (in shares)					1,000	3,200
Aggregate intrinsic value
Stock options issued for purchase of common stock (in shares)					1,000	3,200
Fair value of options (in dollars per share)					$ 2.90	$ 12.10
Weighted-average assumptions [Abstract]
Stock-based compensation expense					9,000	14,000
Credit recognized due to the decline in per share fair value							66,000
Unrecognized compensation expense					5,000
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					26,000
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)					129,569	75,905	35,892
Aggregate intrinsic value
Stock options issued for purchase of common stock (in shares)					129,569	75,905	35,892
Weighted-average assumptions [Abstract]
Stock-based compensation expense					700,000	900,000	900,000
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	34,000,000	38,000	83,000,000	38,000	100,000	1,000	10,000
Unrecognized compensation expense	400,000		400,000		200,000
Weighted average period for recognizing compensation expense					3 years 1 month 6 days
Number of shares
Nonvested (in shares)			13,988,000	0	0	44,000	320,000
Granted (in shares)			67,863,000		31,096,000	0	0
Vested (in shares)			5,047,000		(2,167,000)	(44,000)	(276,000)
Forfeited (in shares)			960,000		(14,941,000)	0	0
Nonvested (in shares)	75,844,000		75,844,000		13,988,000	0	44,000
Weighted-average grant date fair value
Nonvested (in dollars per share)			$ 24.20	$ 0	$ 0	$ 58.00	$ 0
Granted (in dollars per share)			$ 6.00		$ 24.20	$ 0	$ 0
Vested (in dollars per share)			$ 24.20		$ 24.20	$ 58.00	$ 35.10
Forfeited (in dollars per share)			$ 20.73		$ 24.20	$ 0	$ 0
Nonvested (in dollars per share)	$ 7.95		$ 7.95		$ 24.20	$ 0	$ 58.00
Unrecognized compensation expense related to restricted stock awards					$ 200,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					10 years